GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE	12 Months Ended
Sep. 30, 2024
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE	GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE

	YEAR ENDED	THIRTEEN MONTHS ENDED
	SEPTEMBER 30, 2024	SEPTEMBER 30, 2023
Office and general	$19,109	$18,355
Wages and benefits	15,414	14,379
Professional fees	6,287	13,271
Depreciation and amortization	3,851	5,639
Travel and accommodation	628	788
Utilities	581	598
Total general and administrative expenses	$45,870	$53,030

During the year ended September 30, 2024, the Company recognized a provision for expected credit losses of $4,222, included in the office and general category above.